Note 3 - Term Loan and Line of Credit Agreements - Summary of Term Loan and Line of Credit Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term debt, gross	$ 11,464
Less current portion of long-term debt, gross	566	$ 536
Less current portion debt issuance costs	(19)	(19)
Current portion of long-term debt	547	517
Long-term debt, gross, net of current portion	10,898	11,464
Debt issuance costs, net of current portion	(153)	(170)
Long-term debt, net of current portion	10,745	11,294
Term Loan Agreement [Member]
Long-term debt, gross	11,464	12,000
Debt issuance costs	(172)	(189)
Long-term debt	$ 11,292	$ 11,811